Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended	12 Months Ended
	Feb. 06, 2019	Oct. 13, 2017	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2019 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Expected weighted average period			2 years 9 months 18 days
Percentage of stock owned by individual	10.00%
Percentage of exercise price per share from fair market value	110.00%
stock options, term	5 years
Common stock reserved for issuance	7,688,156		12,829,863
Common stock, shares available for issuance			6,911,739
Cliff vesting percentage	25.00%
Cliff vesting period	1 year
Unrecognized stock-based compensation			$ 34.6
2019 Equity Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
stock options, term	10 years
2019 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	1,478,492
Purchase price of common stock, percentage	85.00%
Subsequent offering period	6 months
2017 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock owned by individual		10.00%
Percentage of exercise price per share from fair market value		110.00%
stock options, term		10 years
Common stock reserved for issuance				8,899,858
Common stock, shares available for issuance				121,062
Restricted Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 10.5	$ 9.1	$ 4.1
Unrecognized stock-based compensation			$ 5.4	$ 8.5
Expected weighted average period			1 year 8 months 12 days	2 years 4 months 24 days
Profit interest units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				25.00%
Options to Purchase Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 2.5
Unrecognized stock-based compensation				$ 28.9
Expected weighted average period				3 years 7 months 6 days
Stock price				$ 10.14